STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 93.5%
Capital Goods - 9.5%
Construction Partners, Inc., Cl. A	15,719	[a]	684,091
Curtiss-Wright Corp.	1,163		259,105
Fluor Corp.	5,996	[a]	234,863
SiteOne Landscape Supply, Inc.	1,338	[a]	217,425
Zurn Elkay Water Solutions Corp.	4,163		122,434
			1,517,918
Commercial & Professional Services - 2.6%
CACI International, Inc., Cl. A	1,244	[a]	402,882
Li-Cycle Holdings Corp.	10,373	[a]	6,066
			408,948
Consumer Discretionary Distribution & Retail - 4.4%
Ollie's Bargain Outlet Holdings, Inc.	5,262	[a]	399,333
RH	345	[a]	100,561
Warby Parker, Inc., Cl. A	13,993	[a]	197,301
			697,195
Consumer Durables & Apparel - 3.3%
Figs, Inc., Cl. A	12,212	[a,b]	84,873
Peloton Interactive, Inc., Cl. A	29,654	[a]	180,593
Topgolf Callaway Brands Corp.	4,380	[a]	62,809
YETI Holdings, Inc.	3,827	[a]	198,162
			526,437
Consumer Services - 4.4%
European Wax Center, Inc., Cl. A	6,695	[a]	90,985
Genius Sports Ltd.	20,600	[a]	127,308
Planet Fitness, Inc., Cl. A	6,616	[a]	482,968
			701,261
Consumer Staples Distribution & Retail - 2.3%
Grocery Outlet Holding Corp.	13,668	[a]	368,489
Energy - 9.9%
Antero Resources Corp.	7,833	[a]	177,652
Cactus, Inc., Cl. A	10,931		496,267
EQT Corp.	13,750		531,575
Oceaneering International, Inc.	4,736	[a]	100,782
PBF Energy, Inc., Cl. A	6,186		271,937
			1,578,213
Equity Real Estate Investment Trusts - .5%
Physicians Realty Trust	5,701	[c]	75,880
Financial Services - 2.4%
AvidXchange Holdings, Inc.	20,987	[a]	260,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 93.5% (continued)
Financial Services - 2.4% (continued)
Flywire Corp.	5,044	[a]	116,769
			376,798
Food, Beverage & Tobacco - 3.9%
Freshpet, Inc.	5,604	[a]	486,203
Vital Farms, Inc.	8,773	[a]	137,648
			623,851
Health Care Equipment & Services - 12.8%
Accolade, Inc.	6,897	[a]	82,833
AtriCure, Inc.	3,637	[a]	129,805
Evolent Health, Inc., Cl. A	10,849	[a,b]	358,342
Guardant Health, Inc.	3,631	[a]	98,219
Health Catalyst, Inc.	10,372	[a]	96,045
Inspire Medical Systems, Inc.	1,122	[a]	228,248
iRhythm Technologies, Inc.	3,054	[a]	326,900
Outset Medical, Inc.	7,232	[a,b]	39,125
Privia Health Group, Inc.	13,892	[a]	319,933
R1 RCM, Inc.	7,906	[a]	83,566
TransMedics Group, Inc.	3,523	[a]	278,070
			2,041,086
Household & Personal Products - 2.7%
Inter Parfums, Inc.	3,034		436,926
Insurance - 1.8%
BRP Group, Inc., Cl. A	5,791	[a]	139,100
Palomar Holdings, Inc.	2,566	[a]	142,413
			281,513
Materials - .8%
Constellium SE	6,261	[a]	124,970
Media & Entertainment - 2.1%
Eventbrite, Inc., Cl. A	12,475	[a]	104,291
Manchester United PLC, Cl. A	11,206	[a,b]	228,378
			332,669
Pharmaceuticals, Biotechnology & Life Sciences - 14.7%
10X Genomics, Inc., CI. A	2,627	[a]	147,007
Ascendis Pharma A/S, ADR	1,167	[a]	146,984
Beam Therapeutics, Inc.	1,591	[a,b]	43,307
Crinetics Pharmaceuticals, Inc.	3,527	[a]	125,491
Cytokinetics, Inc.	2,403	[a]	200,626
Denali Therapeutics, Inc.	4,432	[a]	95,111
Insmed, Inc.	6,050	[a]	187,490
Karuna Therapeutics, Inc.	428	[a]	135,466
Keros Therapeutics, Inc.	631	[a]	25,089
MeiraGTx Holdings PLC	2,974	[a]	20,877
Natera, Inc.	2,653	[a]	166,184
Pacific Biosciences of California, Inc.	13,042	[a,b]	127,942

Description	Shares		Value ($)
Common Stocks - 93.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 14.7% (continued)
Prothena Corp. PLC	1,508	[a]	54,801
Sarepta Therapeutics, Inc.	3,236	[a]	312,047
Twist Bioscience Corp.	6,723	[a]	247,810
Ultragenyx Pharmaceutical, Inc.	3,312	[a]	158,380
Xenon Pharmaceuticals, Inc.	3,008	[a]	138,548
			2,333,160
Semiconductors & Semiconductor Equipment - 4.1%
Power Integrations, Inc.	3,005		246,741
Rambus, Inc.	5,359	[a]	365,752
SkyWater Technology, Inc.	4,131	[a]	39,740
			652,233
Software & Services - 9.0%
Confluent, Inc., Cl. A	3,941	[a]	92,219
DoubleVerify Holdings, Inc.	6,009	[a]	221,011
HubSpot, Inc.	928	[a]	538,741
JFrog Ltd.	6,673	[a]	230,953
nCino, Inc.	1,793	[a]	60,299
Twilio, Inc., Cl. A	3,813	[a]	289,292
			1,432,515
Technology Hardware & Equipment - 2.0%
Calix, Inc.	5,485	[a]	239,640
nLight, Inc.	5,680	[a]	76,680
			316,320
Telecommunication Services - .3%
Bandwidth, Inc., Cl. A	3,150	[a]	45,581
Total Common Stocks (cost $11,791,338)			14,871,963

Private Equity - 1.3%
Diversified Financials - .4%
Fundbox	6,555	[a,d]	56,045
Food, Beverage & Tobacco - .3%
Supplying Demand, Inc.	5,116	[a,d]	54,025
Pharmaceuticals, Biotechnology & Life Sciences - .3%
Aspen Neuroscience	12,167	[a,d]	40,151
Real Estate - .1%
Roofstock	2,188	[a,d]	19,123
Software & Services - .2%
Locus Robotics	679	[a,d]	35,702
Total Private Equity (cost $270,951)			205,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $849,236)	5.43	849,236	[e]	849,236

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $232,438)	5.43	232,438	[e]	232,438
Total Investments (cost $13,143,963)		101.6%		16,158,683
Liabilities, Less Cash and Receivables		(1.6%)		(246,786)
Net Assets		100.0%		15,911,897

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2023, the value of the fund’s securities on loan was $873,095 and the value of the collateral was $917,884, consisting of cash collateral of $232,438 and U.S. Government & Agency securities valued at $685,446. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at December 31, 2023. These securities were valued at $205,046 or 1.3% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of December 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	14,871,963	-	-	14,871,963
Equity Securities - Private Equity	-	-	205,046	205,046
Investment Companies	1,081,674	-	-	1,081,674

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2023, accumulated net unrealized appreciation on investments was $3,014,720, consisting of $4,111,506 gross unrealized appreciation and $1,096,786 gross unrealized depreciation.

At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.